Financial instruments - additional disclosures (Details 11)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of major customers [line items]
Customers with net sales over five percent	The Group’s largest, second-largest and third-largest customers account for approximately 16%, 11% and 7% of net sales to third parties, respectively (2021: 17%, 11% and 6%, respectively; 2020: 17%, 11% and 6%, respectively). All segments had sales to these customers in 2022, 2021 and 2020. The highest amounts of trade receivables outstanding were for these same three customers and amounted to approximately 16%, 14% and 7%, respectively, of the trade receivables at December 31, 2022 (2021: 16%, 12% and 7%, respectively).
Percentage of government backed debt securities	0.00%	16.00%
Largest customer [member]
Disclosure of major customers [line items]
Percentage of entity's revenue	16.00%	17.00%	17.00%
Percentage of entitys trade receivable	16.00%	16.00%
Second largest customer [member]
Disclosure of major customers [line items]
Percentage of entity's revenue	11.00%	11.00%	11.00%
Percentage of entitys trade receivable	14.00%	12.00%
Third largest customer [member]
Disclosure of major customers [line items]
Percentage of entity's revenue	7.00%	6.00%	6.00%
Percentage of entitys trade receivable	7.00%	7.00%